Appendix IV - Movement in Rights of Use (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement in Right of Use
Right-of-use assets, at beginning of period	€ 678,696	€ 703,858
Additions	133,442	75,077
Additions	(66,720)	(62,580)
Additions	66,722	12,497
Business combinations	4,611	19,498
Transfers	92	(896)
Disposals	(306)	(8,983)
Translation differences	45,842	(47,278)
Right-of-use assets, at end of period	795,657	678,696
Land and Buildings
Movement in Right of Use
Right-of-use assets, at beginning of period	665,002
Right-of-use assets, at end of period	782,125	665,002
Buildings
Movement in Right of Use
Additions	(57,901)	(52,774)
Machinery
Movement in Right of Use
Right-of-use assets, at beginning of period	3,671
Additions	(2,120)	(1,588)
Right-of-use assets, at end of period	5,283	3,671
Computer equipment
Movement in Right of Use
Right-of-use assets, at beginning of period	3,588
Additions	(2,269)	(3,012)
Right-of-use assets, at end of period	2,044	3,588
Vehicles
Movement in Right of Use
Right-of-use assets, at beginning of period	6,435
Additions	(4,430)	(5,206)
Right-of-use assets, at end of period	6,205	6,435
Gross carrying amount
Movement in Right of Use
Right-of-use assets, at beginning of period	787,407	761,547
Additions	133,442	75,077
Business combinations	4,611	19,498
Transfers	1,806	(1,893)
Disposals	(6,586)	(13,255)
Translation differences	54,630	(53,567)
Right-of-use assets, at end of period	975,310	787,407
Gross carrying amount | Land and Buildings
Movement in Right of Use
Right-of-use assets, at beginning of period	759,120	734,846
Additions	125,112	68,172
Business combinations	4,611	19,424
Transfers	3,337
Disposals	(3,603)	(10,935)
Translation differences	53,378	(52,387)
Right-of-use assets, at end of period	941,955	759,120
Gross carrying amount | Machinery
Movement in Right of Use
Right-of-use assets, at beginning of period	5,907	6,167
Additions	3,412	1,775
Transfers	(495)	(1,846)
Disposals	(89)	(59)
Translation differences	341	(130)
Right-of-use assets, at end of period	9,076	5,907
Gross carrying amount | Computer equipment
Movement in Right of Use
Right-of-use assets, at beginning of period	8,228	6,504
Additions	641	2,449
Transfers	(629)	(37)
Disposals	(7)	(347)
Translation differences	286	(341)
Right-of-use assets, at end of period	8,519	8,228
Gross carrying amount | Vehicles
Movement in Right of Use
Right-of-use assets, at beginning of period	14,152	14,030
Additions	4,277	2,681
Business combinations		74
Transfers	(407)	(10)
Disposals	(2,887)	(1,914)
Translation differences	625	(709)
Right-of-use assets, at end of period	15,760	14,152
Accumulated depreciation and amortisation
Movement in Right of Use
Right-of-use assets, at beginning of period	(108,711)	(57,689)
Additions	(66,720)	(62,580)
Transfers	(1,714)	997
Disposals	6,280	4,272
Translation differences	(8,788)	6,289
Right-of-use assets, at end of period	(179,653)	(108,711)
Accumulated depreciation and amortisation | Land and Buildings
Movement in Right of Use
Right-of-use assets, at beginning of period	(94,118)	(49,441)
Additions	(57,901)	(52,774)
Transfers	(3,337)	(2)
Disposals	3,605	2,341
Translation differences	(8,080)	5,758
Right-of-use assets, at end of period	(159,831)	(94,118)
Accumulated depreciation and amortisation | Machinery
Movement in Right of Use
Right-of-use assets, at beginning of period	(2,236)	(1,698)
Additions	(2,120)	(1,588)
Transfers	587	955
Disposals	87	55
Translation differences	(110)	40
Right-of-use assets, at end of period	(3,792)	(2,236)
Accumulated depreciation and amortisation | Computer equipment
Movement in Right of Use
Right-of-use assets, at beginning of period	(4,640)	(2,180)
Additions	(2,269)	(3,012)
Transfers	629	37
Disposals	7	347
Translation differences	(202)	168
Right-of-use assets, at end of period	(6,475)	(4,640)
Accumulated depreciation and amortisation | Vehicles
Movement in Right of Use
Right-of-use assets, at beginning of period	(7,717)	(4,370)
Additions	(4,430)	(5,206)
Transfers	407	7
Disposals	2,581	1,529
Translation differences	(396)	323
Right-of-use assets, at end of period	€ (9,555)	€ (7,717)